Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Opportunistic Insights Fund
March 31, 2022
ZPI-NPRT1-0522
1.9881592.105
Common Stocks - 95.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Entertainment - 1.1%
Netflix, Inc. (a)	707	264,835
The Walt Disney Co. (a)	450	61,722
Universal Music Group NV	3,507	93,867
Warner Music Group Corp. Class A	1,372	51,930
		472,354
Interactive Media & Services - 13.1%
Alphabet, Inc.:
Class A (a)	371	1,031,881
Class C (a)	472	1,318,291
Bumble, Inc. (a)	891	25,821
CarGurus, Inc. Class A (a)	141	5,987
Meta Platforms, Inc. Class A (a)	13,365	2,971,841
Zoominfo Technologies, Inc. (a)	469	28,018
		5,381,839
Media - 0.2%
Liberty Media Corp. Liberty Formula One Group Series C (a)	913	63,764
TOTAL COMMUNICATION SERVICES		5,917,957
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.9%
General Motors Co. (a)	1,870	81,794
Harley-Davidson, Inc.	215	8,471
Hyundai Motor Co.	462	68,015
Rad Power Bikes, Inc. (a)(b)(c)	669	6,412
Rivian Automotive, Inc.	205	9,784
Tesla, Inc. (a)	27	29,095
Toyota Motor Corp.	9,242	166,707
XPeng, Inc. Class A	989	13,611
		383,889
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	930	159,737
Booking Holdings, Inc. (a)	4	9,394
Chipotle Mexican Grill, Inc. (a)	47	74,355
Hilton Worldwide Holdings, Inc. (a)	487	73,897
Marriott International, Inc. Class A (a)	130	22,848
		340,231
Household Durables - 0.2%
Lennar Corp. Class A	753	61,121
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	782	2,549,281
Cazoo Group Ltd. Class A (a)	1,174	3,240
Chewy, Inc. (a)	83	3,385
Coupang, Inc. Class A (a)	2,655	46,940
Deliveroo PLC Class A (a)(d)	12,738	18,858
Doordash, Inc. (a)	264	30,938
Wayfair LLC Class A (a)	11	1,219
Zomato Ltd. (a)(b)	6,700	6,536
		2,660,397
Leisure Products - 0.0%
Thule Group AB (d)	183	7,299
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	298	47,725
Dollarama, Inc.	174	9,868
Kohl's Corp.	169	10,218
		67,811
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	1,396	55,002
AutoZone, Inc. (a)	31	63,382
Dick's Sporting Goods, Inc.	668	66,813
Fanatics, Inc. Class A (b)(c)	588	39,890
National Vision Holdings, Inc. (a)	365	15,903
O'Reilly Automotive, Inc. (a)	146	100,004
The Home Depot, Inc.	1,059	316,990
TJX Companies, Inc.	221	13,388
Ulta Beauty, Inc. (a)	32	12,743
Williams-Sonoma, Inc.	455	65,975
		750,090
Textiles, Apparel & Luxury Goods - 0.4%
Deckers Outdoor Corp. (a)	11	3,011
Dr. Martens Ltd.	3,160	9,913
lululemon athletica, Inc. (a)	72	26,297
NIKE, Inc. Class B	879	118,278
On Holding AG	520	13,125
		170,624
TOTAL CONSUMER DISCRETIONARY		4,441,462
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Anheuser-Busch InBev SA NV	312	18,654
Diageo PLC	511	25,920
Keurig Dr. Pepper, Inc.	111	4,207
PepsiCo, Inc.	566	94,737
The Coca-Cola Co.	1,261	78,182
		221,700
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	134	4,456
Costco Wholesale Corp.	1,042	600,036
Kroger Co.	71	4,073
		608,565
Food Products - 0.0%
Nestle SA (Reg. S)	35	4,551
The Vita Coco Co., Inc.	238	2,132
		6,683
Household Products - 0.1%
Procter & Gamble Co.	177	27,046
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	465	126,629
L'Oreal SA (a)	43	17,176
Olaplex Holdings, Inc.	410	6,408
		150,213
TOTAL CONSUMER STAPLES		1,014,207
ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	113	4,114
Halliburton Co.	468	17,723
		21,837
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.	1,451	89,847
Cenovus Energy, Inc. (Canada)	266	4,434
Cheniere Energy, Inc.	267	37,020
Chevron Corp.	339	55,199
ConocoPhillips Co.	977	97,700
Continental Resources, Inc.	66	4,048
Devon Energy Corp.	876	51,798
Diamondback Energy, Inc.	304	41,672
EOG Resources, Inc.	598	71,300
Exxon Mobil Corp.	398	32,871
Hess Corp.	340	36,394
Occidental Petroleum Corp.	388	22,015
Phillips 66 Co.	73	6,306
Pioneer Natural Resources Co.	340	85,010
Reliance Industries Ltd.	11	380
Suncor Energy, Inc.	136	4,428
		640,422
TOTAL ENERGY		662,259
FINANCIALS - 19.6%
Banks - 4.4%
Bank of America Corp.	20,006	824,647
JPMorgan Chase & Co.	3,258	444,131
Kotak Mahindra Bank Ltd. (a)	1,058	24,250
Nu Holdings Ltd.	1,100	8,492
Royal Bank of Canada	1,734	190,911
Starling Bank Ltd. Series D (a)(b)(c)	6,297	19,506
The Toronto-Dominion Bank	2,070	164,239
Wells Fargo & Co.	2,837	137,481
		1,813,657
Capital Markets - 3.2%
BlackRock, Inc. Class A	52	39,737
Brookfield Asset Management, Inc. (Canada) Class A	623	35,223
Charles Schwab Corp.	1,621	136,667
CME Group, Inc.	80	19,029
Coinbase Global, Inc. (a)	198	37,592
Goldman Sachs Group, Inc.	1,026	338,683
Intercontinental Exchange, Inc.	162	21,403
Morgan Stanley	7,001	611,887
MSCI, Inc.	138	69,397
		1,309,618
Consumer Finance - 0.2%
American Express Co.	117	21,879
Capital One Financial Corp.	589	77,330
		99,209
Diversified Financial Services - 7.7%
Berkshire Hathaway, Inc. Class A (a)	6	3,173,527
Insurance - 4.1%
Admiral Group PLC	2,948	99,256
American International Group, Inc.	1,638	102,817
Aon PLC	28	9,118
Arthur J. Gallagher & Co.	245	42,777
Brookfield Asset Management Reinsurance Partners Ltd.	2	114
Chubb Ltd.	1,860	397,854
Fairfax Financial Holdings Ltd. (sub. vtg.)	114	62,194
Hartford Financial Services Group, Inc.	583	41,865
Intact Financial Corp.	181	26,744
Marsh & McLennan Companies, Inc.	83	14,145
Progressive Corp.	2,927	333,649
The Travelers Companies, Inc.	2,906	531,013
		1,661,546
TOTAL FINANCIALS		8,057,557
HEALTH CARE - 12.3%
Biotechnology - 3.6%
AbbVie, Inc.	608	98,563
Alnylam Pharmaceuticals, Inc. (a)	56	9,144
BioCryst Pharmaceuticals, Inc. (a)	276	4,488
Biohaven Pharmaceutical Holding Co. Ltd. (a)	35	4,150
BioNTech SE ADR (a)	25	4,264
Galapagos NV sponsored ADR (a)	311	19,288
Horizon Therapeutics PLC (a)	1,743	183,381
Idorsia Ltd. (a)	292	5,824
Regeneron Pharmaceuticals, Inc. (a)	982	685,848
Vertex Pharmaceuticals, Inc. (a)	1,769	461,656
Zai Lab Ltd. (a)	1,340	6,101
		1,482,707
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	59	6,983
DexCom, Inc. (a)	3	1,535
Edwards Lifesciences Corp. (a)	520	61,214
Envista Holdings Corp. (a)	308	15,003
Intuitive Surgical, Inc. (a)	690	208,159
Sonova Holding AG	74	31,040
		323,934
Health Care Providers & Services - 3.9%
23andMe Holding Co.:
Class A (a)(e)	1,847	7,074
Class B (d)	730	2,796
AmerisourceBergen Corp.	288	44,556
Anthem, Inc.	135	66,315
Cano Health, Inc. (a)	384	2,438
Centene Corp. (a)	150	12,629
CVS Health Corp.	118	11,943
dentalcorp Holdings Ltd. (a)	924	11,227
Guardant Health, Inc. (a)	206	13,645
HCA Holdings, Inc.	688	172,427
Henry Schein, Inc. (a)	137	11,945
McKesson Corp.	29	8,878
Molina Healthcare, Inc. (a)	41	13,677
Option Care Health, Inc. (a)	1,036	29,588
P3 Health Partners, Inc. (b)	598	4,676
UnitedHealth Group, Inc.	2,314	1,180,071
		1,593,885
Health Care Technology - 0.0%
Doximity, Inc.	235	12,241
Life Sciences Tools & Services - 1.5%
Danaher Corp.	1,272	373,116
Eurofins Scientific SA	124	12,333
IQVIA Holdings, Inc. (a)	38	8,786
Mettler-Toledo International, Inc. (a)	83	113,975
Thermo Fisher Scientific, Inc.	92	54,340
Waters Corp. (a)	209	64,872
West Pharmaceutical Services, Inc.	16	6,571
		633,993
Pharmaceuticals - 2.5%
AstraZeneca PLC sponsored ADR	188	12,472
Bristol-Myers Squibb Co.	1,269	92,675
Eli Lilly & Co.	1,835	525,489
Intra-Cellular Therapies, Inc. (a)	195	11,932
Johnson & Johnson	267	47,320
Merck & Co., Inc.	363	29,784
Nuvation Bio, Inc. (a)	618	3,251
Pfizer, Inc.	1,128	58,397
Roche Holding AG (participation certificate)	114	45,105
Royalty Pharma PLC	2,341	91,205
UCB SA	68	8,158
Zoetis, Inc. Class A	496	93,541
		1,019,329
TOTAL HEALTH CARE		5,066,089
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	174	76,804
Northrop Grumman Corp.	281	125,669
Space Exploration Technologies Corp. Class A (a)(b)(c)	200	11,200
TransDigm Group, Inc. (a)	21	13,682
		227,355
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. Class B	2,670	572,608
Zipline International, Inc. (b)(c)	168	6,048
		578,656
Airlines - 0.0%
Joby Aviation, Inc. (a)	215	1,423
Building Products - 0.4%
Carrier Global Corp.	517	23,715
Fortune Brands Home & Security, Inc.	1,038	77,103
Toto Ltd.	1,424	57,189
		158,007
Commercial Services & Supplies - 0.1%
Cintas Corp.	121	51,472
Clean TeQ Water Pty Ltd. (a)	3	1
		51,473
Industrial Conglomerates - 0.6%
General Electric Co.	2,669	244,214
Roper Technologies, Inc.	9	4,250
		248,464
Machinery - 0.2%
Deere & Co.	103	42,792
Ingersoll Rand, Inc.	633	31,872
Otis Worldwide Corp.	18	1,385
PACCAR, Inc.	104	9,159
		85,208
Professional Services - 0.0%
Verisk Analytics, Inc.	20	4,293
Road & Rail - 0.6%
Canadian Pacific Railway Ltd.	567	46,797
J.B. Hunt Transport Services, Inc.	300	60,237
Old Dominion Freight Lines, Inc.	110	32,855
Union Pacific Corp.	359	98,082
		237,971
Trading Companies & Distributors - 0.0%
Ferguson PLC	63	8,590
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (b)(c)	1,100	8,508
TOTAL INDUSTRIALS		1,609,948
INFORMATION TECHNOLOGY - 26.1%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	324	45,030
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	9,646	726,826
CDW Corp.	142	25,402
Keysight Technologies, Inc. (a)	72	11,374
		763,602
IT Services - 2.8%
Accenture PLC Class A	1,736	585,431
Adyen BV (a)(d)	51	101,015
Affirm Holdings, Inc. (a)	92	4,258
Cloudflare, Inc. (a)	1,678	200,857
Cognizant Technology Solutions Corp. Class A	487	43,669
MongoDB, Inc. Class A (a)	217	96,259
Shopify, Inc. Class A (a)	154	104,149
		1,135,638
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc. (a)	4,911	536,969
Analog Devices, Inc.	669	110,505
Applied Materials, Inc.	1,206	158,951
Broadcom, Inc.	79	49,745
Lattice Semiconductor Corp. (a)	280	17,066
Marvell Technology, Inc.	1,626	116,600
Micron Technology, Inc.	51	3,972
Monolithic Power Systems, Inc.	26	12,628
NVIDIA Corp.	6,271	1,711,105
onsemi (a)	1,154	72,252
Qualcomm, Inc.	3,415	521,880
Semtech Corp. (a)	125	8,668
SiTime Corp. (a)	18	4,461
Synaptics, Inc. (a)	1,297	258,752
		3,583,554
Software - 10.3%
Adobe, Inc. (a)	967	440,585
Atlassian Corp. PLC (a)	805	236,533
Bill.Com Holdings, Inc. (a)	84	19,050
Cadence Design Systems, Inc. (a)	1,140	187,484
Check Point Software Technologies Ltd. (a)	153	21,154
Clear Secure, Inc.	176	4,731
Confluent, Inc.	98	4,018
Datadog, Inc. Class A (a)	554	83,914
Dynatrace, Inc. (a)	240	11,304
Epic Games, Inc. (a)(b)(c)	34	23,941
Fortinet, Inc. (a)	78	26,656
Intuit, Inc.	482	231,765
KnowBe4, Inc. (a)	453	10,428
Microsoft Corp.	6,472	1,995,382
Monday.com Ltd.	37	5,849
Palo Alto Networks, Inc. (a)	138	85,906
Qualtrics International, Inc. (a)	198	5,653
Salesforce.com, Inc. (a)	3,683	781,975
SentinelOne, Inc.	85	3,293
ServiceNow, Inc. (a)	44	24,503
Stripe, Inc. Class B (a)(b)(c)	88	3,252
Tanium, Inc. Class B (a)(b)(c)	741	9,196
Tenable Holdings, Inc. (a)	74	4,276
		4,220,848
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	4,687	818,397
Dell Technologies, Inc.	2,517	126,328
		944,725
TOTAL INFORMATION TECHNOLOGY		10,693,397
MATERIALS - 3.4%
Chemicals - 0.5%
CF Industries Holdings, Inc.	309	31,846
Corteva, Inc.	73	4,196
Nutrien Ltd.	212	22,046
Sherwin-Williams Co.	367	91,611
The Mosaic Co.	211	14,032
Westlake Corp.	193	23,816
		187,547
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (Canada)	66	4,039
ArcelorMittal SA Class A unit GDR	122	3,905
B2Gold Corp.	4,102	18,834
Barrick Gold Corp. (Canada)	2,660	65,237
Cleveland-Cliffs, Inc. (a)	1,428	45,996
First Quantum Minerals Ltd.	61	2,112
Franco-Nevada Corp.	1,541	245,224
Freeport-McMoRan, Inc.	5,079	252,629
Glencore Xstrata PLC	1,908	12,415
Ivanhoe Mines Ltd. (a)	20,706	193,122
MP Materials Corp. (a)	189	10,837
Newmont Corp.	1,030	81,834
Novagold Resources, Inc. (a)	2,805	21,607
Nucor Corp.	1,094	162,623
Steel Dynamics, Inc.	706	58,902
Stelco Holdings, Inc.	229	9,523
Sunrise Energy Metals Ltd. (a)	7	13
		1,188,852
TOTAL MATERIALS		1,376,399
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Equity Commonwealth (a)	664	18,731
Prologis (REIT), Inc.	512	82,678
Welltower, Inc.	91	8,749
		110,158
UTILITIES - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp.	377	21,206
Exelon Corp.	537	25,577
NextEra Energy, Inc.	153	12,961
Southern Co.	350	25,379
		85,123
TOTAL COMMON STOCKS (Cost $28,378,597)		39,034,556

Preferred Stocks - 0.6%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc.:
Series E(b)(c)	65	4,017
Series F(b)(c)	284	17,550
		21,567
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	88	843
Series C(a)(b)(c)	343	3,287
Series D(b)(c)	800	7,667
		11,797
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (b)(c)	16	8,810

Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(b)(c)	9	3,662
Series H(b)(c)	23	9,359
		13,021
TOTAL CONSUMER DISCRETIONARY		33,628

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (b)(c)	50	2,388

HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)	1,014	3,660

Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E(a)(b)(c)	600	10,938
Series F(b)(c)	17	310
Somatus, Inc. Series E (b)(c)	7	6,108
		17,356
TOTAL HEALTH CARE		21,016

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (b)(c)	505	10,635
Space Exploration Technologies Corp. Series N (a)(b)(c)	74	41,440
		52,075
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(b)(c)	236	8,496

TOTAL INDUSTRIALS		60,571

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(b)(c)	117	17,228

Software - 0.1%
Nuro, Inc.:
Series C(a)(b)(c)	562	11,715
Series D(b)(c)	212	4,419
Stripe, Inc. Series H (b)(c)	89	3,289
Tenstorrent, Inc. Series C1 (b)(c)	100	7,504
		26,927
TOTAL INFORMATION TECHNOLOGY		44,155

TOTAL CONVERTIBLE PREFERRED STOCKS		183,325
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (b)	234	5,383

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,426	35,905

TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,288
TOTAL PREFERRED STOCKS (Cost $177,433)		224,613

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g) (Cost $4,994)	4,994	4,994

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (h)	1,681,948	1,682,284
Fidelity Securities Lending Cash Central Fund 0.31% (h)(i)	4,800	4,800
TOTAL MONEY MARKET FUNDS (Cost $1,687,084)		1,687,084

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $30,248,108)	40,951,247
NET OTHER ASSETS (LIABILITIES) - 0.2%	102,369
NET ASSETS - 100.0%	41,053,616

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $332,867 or 0.8% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $129,968 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bowery Farming, Inc. Series C1	5/18/21	3,012
ByteDance Ltd. Series E1	11/18/20	12,820
Circle Internet Financial Ltd. Series E	5/11/21	3,800
Delhivery Private Ltd.	5/20/21	5,369
Discord, Inc. Series I	9/15/21	8,810
ElevateBio LLC Series C	3/09/21	4,254
Epic Games, Inc.	7/30/20	19,550
Fanatics, Inc. Class A	8/13/20 - 12/15/21	25,230
GoBrands, Inc. Series G	3/02/21	2,247
GoBrands, Inc. Series H	7/22/21	8,935
Lyra Health, Inc. Series E	1/14/21	5,494
Lyra Health, Inc. Series F	6/04/21	267
Nuro, Inc. Series C	10/30/20	7,337
Nuro, Inc. Series D	10/29/21	4,419
P3 Health Partners, Inc.	5/25/21	5,980
Rad Power Bikes, Inc.	1/21/21	3,227
Rad Power Bikes, Inc. Series A	1/21/21	425
Rad Power Bikes, Inc. Series C	1/21/21	1,655
Rad Power Bikes, Inc. Series D	9/17/21	7,667
Reddit, Inc. Series E	5/18/21	2,761
Reddit, Inc. Series F	8/11/21	17,550
Relativity Space, Inc. Series E	5/27/21	11,532
Somatus, Inc. Series E	1/31/22	6,108
Space Exploration Technologies Corp. Class A	2/16/21	8,400
Space Exploration Technologies Corp. Series N	8/04/20	19,980
Starling Bank Ltd. Series D	6/18/21	11,258
Stripe, Inc. Class B	5/18/21	3,531
Stripe, Inc. Series H	3/15/21	3,571
Tanium, Inc. Class B	4/21/17 - 9/18/20	7,800
Tenstorrent, Inc. Series C1	4/23/21	5,945
Tenstorrent, Inc. 0%	4/23/21	4,994
Zipline International, Inc.	10/12/21	6,048
Zipline International, Inc. Series E	12/21/20	7,701
Zomato Ltd.	12/09/20	4,073

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	1,528,689	13,107,416	12,953,821	494	-	-	1,682,284	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	31,175	41,020	67,395	63	-	-	4,800	0.0%
Total	1,559,864	13,148,436	13,021,216	557	-	-	1,687,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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